Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Commitment and contingencies
Commitments and contingencies
Operating lease commitments
In August 2018, the Group assigned its lease agreement for its office space entered into on October 1, 2016 to a third party and entered into a new lease agreement for new office space with indefinite duration and a six-month cancellation period.
The future minimum lease payments under non-cancellable operating leases that are not accounted for in the statement of financial position were as follows:

	December 31, 2018	December 31, 2017
Within one year	24,374	161,110
Between one and five years	—	446,051
Total	24,374	607,161

Office lease expenses of CHF 118,337, CHF 192,957 and CHF 148,039 were recorded in 2018, 2017 and 2016, respectively, in the consolidated statement of profit or loss and other comprehensive loss.